Commitments - Additional Information (Details) - USD ($)		3 Months Ended	11 Months Ended
	Nov. 01, 2021	Mar. 31, 2023	Dec. 31, 2021
Commitments [Line Items]
Aggregate purchase price			$ 225,400,000
Underwriting Agreement
Commitments [Line Items]
Number of sale units	3,000,000
Offering price	$ 10
Aggregate purchase price	$ 30,000,000
Cash underwriting discount per unit	$ 0.2
Cash underwriting discount	$ 4,600,000
Deferred underwriting commission per unit	$ 0.35
Deferred underwriting commission	$ 8,050,000
Deferred underwriting fees		$ 2,415,000